Share Options (Tables)	12 Months Ended
Dec. 31, 2022
Share Options [Abstract]
Schedule of company’s share option activity for employees and members of the board of directors
	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2019	1,291,810	1.65	5.94	194
Granted	353,960	1.80	9.35
Exercised	(9,800)	1.15	—
Forfeited or expired	(381,970)	1.75	—
Outstanding as of December 31, 2020	1,254,000	1.70	6.12	125
Exercisable as of December 31, 2020	839,665	1.50	4.73	252
	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2020	1,254,000	1.70	6.12	125
Granted	214,688	2.05	9.64
Forfeited or expired	(101,520)	1.80	—
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Exercisable as of December 31, 2021	927,988	1.60	4.25	3,429
	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Granted	286,875	1.83
Forfeited or expired	(83,052)	1.45	—
Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Exercisable as of December 31, 2022	1,048,297	1.70	3.2	1,677

Schedule of outstanding and exercisable share options separated ranges of exercise prices
Exercise price	Share options outstanding as of December 31, 2022	Weighted average remaining contractual term (years)	Share options exercisable as of December 31, 2022	Weighted average remaining contractual term (years)
$		$		$
0.00	152,640	2.42	152,640	1.03
1.14	228,480	1.39	228,480	1.39
1.67	43,200	2.21	43,200	2.21
1.83	982,870	6.75	489,239	4.70
3.2	35,001	6.45	10,938	6.45
3.79	60,000	1.59	60,000	1.59
4.17	28,800	3.03	28,800	3.03
5.12	40,000	6.54	35,000	6.54
	1,570,991		1,048,297

Schedule of assumptions used to estimate the fair values of the share options granted
	Year ended December 31
	2022	2021	2020
Volatility (%)	61.49%	64.75%	61.89% – 61.91%
Risk-free interest rate (%)	3.64% – 3.85%	0.09%	0.03% – 0.04%
Dividend yield (%)	—	—	—
Expected life (years)	6.25	6.25	6.25
Exercise price ($)	1.83	1.80 – 3.20	1.80
Share price ($)	3.30	3.20	1.80

Schedule of company’s equity-based awards recognized
	Year ended December 31
	2022	2021	2020
Research and development	$144	$94	$60
Sales and marketing	49	45	48
General and administrative	29	18	12
	$222	$157	$120